THOMPSON BRUSSELS CINCINNATI CLEVELAND COLUMBUS DAYTON NEW YORK WASHINGTON, D.C.
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     HINE
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                               September 28, 2005

Securities and Exchange Commission
Public Filing Desk
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

          RE: THE GKM FUNDS, FILE NOS. 811-10529 AND 333-71402
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Ladies and Gentlemen:

     On behalf of The GKM Funds (the "Trust"), attached for filing is Post-Effective Amendment No. 4 (the "Amendment") to the Trust's registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective on December 1, 2005 pursuant to Rule 485(a) under the Securities Act of 1933.

     The Amendment is being filed to include audited financial statements for Registrant's fiscal year ended July 31, 2005 and to update financial and other disclosures. The Amendment also incorporates new disclosures regarding (1)
Registrant's portfolio managers; (2) Registrant's policies and procedures with respect to frequent purchases and redemptions of its shares; and (3)
Registrant's policies and procedures with respect to the disclosure of its portfolio holdings.

Please contact Donald Mendelsohn at (513) 352-6546 if you have any questions.


                                                     Very truly yours,

                                                     /s/ Thompson Hine LLP

                                                     Thompson Hine LLP